BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss for basic and diluted loss per share	$ (505,330)	$ (67,713)	$ (12,195)
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)	235,612,764	155,930,380	126,592,395
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)	235,612,764	155,930,380	126,592,395
Class A Ordinary and Preferred Shares
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)	235,612,764	155,930,380	126,592,395
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)	235,612,764	155,930,380	126,592,395
Basic net loss per ordinary share and preferred share (in USD per share)	$ (2.14)	$ (0.43)	$ (0.10)
Diluted net loss per ordinary share and preferred share (in USD per share)	$ (2.14)	$ (0.43)	$ (0.10)